Condensed Shinhan Financial Group (Parent Company only) Financial Statements	12 Months Ended
Dec. 31, 2018
Condensed financial information of parent company only disclosure [Abstract]
Condensed Shinhan Financial Group (Parent Company only) Financial Statements
61.	Condensed Shinhan Financial Group (Parent Company only) Financial Statements

STATEMENTS OF FINANCIAL POSITION

	2017		2018
Assets
Deposits
Banking subsidiaries	~~W~~	3	24
Other			48,572
Receivables from subsidiaries:
Non-banking subsidiaries		1,234,527	1,644,666
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,752,799	13,792,072
Non-banking subsidiaries		11,980,360	11,983,360
Trading asset		255,086	—
Financial assets at FVTPL			1,927,150
Property, equipment and intangible assets, net		7,180	7,983
Other assets
Banking subsidiaries		224,688	311,052
Non-banking subsidiaries		179,258	162,695
Other		5,882	236,658

Total assets	~~W~~	27,639,783	30,114,232

Liabilities and equity
Borrowings	~~W~~	5,000	125,000
Debt securities issued		7,003,622	7,812,358
Accrued expenses & other liabilities		439,083	526,806

Total liabilities		7,447,705	8,464,164

Equity		20,192,078	21,650,068

Total liabilities and equity	~~W~~	27,639,783	30,114,232

CONDENSED STATEMENTS OF INCOME

	2016		2017	2018
Income
Dividends from banking subsidiaries	~~W~~	651,524	481,524	541,524
Dividends from non-banking subsidiaries		994,615	448,588	866,150
Interest income from banking subsidiaries		2,187	228	268
Interest income from non-banking subsidiaries		35,005	27,111	31,224
Other income		57,011	51,953	74,215

Total income		1,740,342	1,009,404	1,513,381

Expenses
Interest expense		(197,519)	(179,330)	(187,882)
Other expense		(72,157)	(74,733)	(89,145)

Total expenses		(269,676)	(254,063)	(277,027)

Profit before income tax expense		1,470,666	755,341	1,236,354

Income tax expense (benefit)		416	614	1,471

Profit for the year	~~W~~	1,470,250	754,727	1,234,883

CONDENSED STATEMENTS OF CASH FLOWS

	2016		2017	2018
Cash flows from operating activities
Profit before income taxes	~~W~~	1,470,666	755,341	1,236,354
Non-cash items included in profit before tax		(1,480,864)	(774,385)	(1,251,379)
Changes in operating assets and liabilities		320,716	(66,339)	(1,671,189)
Net interest paid		(158,620)	(149,642)	(153,926)
Dividend received from subsidiaries		1,646,139	930,112	1,407,674
Income tax refunds		—	100	—

Net cash provided by operating activities		1,798,037	695,187	(432,466)

Cash flows from investing activities
Loan collection (origination) to non-banking subsidiaries		300,000	(300,000)	(412,630)
Acquisition of subsidiary		(500,000)	(30,000)	(42,273)
Other, net		(1,308)	(715)	(231,281)

Net cash provided by (used in) investing activities		(201,308)	(330,715)	(686,184)

Cash flows from financing activities
Issuance of hybrid bonds		—	224,466	1,107,838
Redemption of hybrid bonds		(240,000)	(300,000)	—
Redemption of preferred stock		(1,125,906)	—	—
Net changes in borrowings		—	—	120,000
Issuance of debt securities issued		1,597,413	1,497,588	2,396,138
Repayments of debt securities issued		(1,660,000)	(1,080,000)	(1,590,000)
Dividend paid		(669,103)	(706,565)	(714,705)
Acquisition of treasury stock		—	—	(151,993)

Net cash used in financing activities		(2,097,596)	(364,511)	1,167,278

Net increase (decrease) in cash and cash equivalents		(500,867)	(39)	48,628

Cash and cash equivalents at beginning of year		500,906	39	—

Cash and cash equivalents at end of year	~~W~~	39	—	48,628